Annual Total Returns - Fidelity® Puritan® Fund [BarChart] - 08.31 Fidelity Puritan Fund K PRO-08 - Fidelity® Puritan® Fund - Fidelity Puritan Fund-Class K	Oct. 30, 2020
Bar Chart Table:
Annual Return 2010	14.18%
Annual Return 2011	0.74%
Annual Return 2012	13.94%
Annual Return 2013	20.48%
Annual Return 2014	10.86%
Annual Return 2015	1.82%
Annual Return 2016	5.20%
Annual Return 2017	18.86%
Annual Return 2018	(4.13%)
Annual Return 2019	21.38%